Business Combination, Significant Transaction and Sale of Business (Details 14) - Pleasant Valley Business Solutions, LLC [Member] $ in Thousands	Mar. 13, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (793)
Intangible assets	1,809
Deferred taxes	(499)
Goodwill	7,792
Total assets acquired net of acquired cash	$ 8,309